Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2015
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

The table below presents the changes in accumulated other comprehensive income (loss) by component for the following periods:

	Three Months Ended March 31,
	2015	2014
Foreign currency translation
Beginning of period	$(11.2)	$(1.5)
Net (loss) gain on foreign currency translation	(7.7)	5.2

End of period	$(18.9)	$3.7

Pension and other post-retirement benefits
Beginning of period	$(30.4)	$(5.3)
Amortization of unrecognized loss included in net loss, net of tax (a)	0.4	—

End of period	$(30.0)	$(5.3)

Total accumulated other comprehensive loss as of March 31	$(48.9)	$(1.6)

(a)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension expense and net periodic post-retirement expense (see Note 9 for additional details).